CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - BALANCE SHEETS - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and balances at central banks	£ 54,663	£ 58,521
Items in course of collection from banks	647	755
Financial assets at fair value through profit or loss	158,529	176,008
Derivative financial instruments	23,595	25,474
At amortised cost:
Loans and advances to banks	6,283	4,246
Loans and advances to customers	484,858	461,016
Debt securities	5,238	3,314
Financial assets at fair value through other comprehensive income	24,815	42,917
Goodwill	2,310	2,310	£ 2,016
Value of in-force business	4,762	4,839
Other intangible assets	3,347	2,835
Property, plant and equipment	12,300	12,727
Current tax recoverable	5	16
Deferred tax assets	2,453	2,609
Retirement benefit assets	1,267	723
Other assets	12,526	12,872
Total assets	797,598	811,182
Liabilities
Deposits from banks	30,320	29,804
Customer deposits	418,066	418,124
Items in course of transmission to banks	636	584
Financial liabilities at fair value through profit or loss	30,547	50,935
Derivative financial instruments	21,373	26,124
Notes in circulation	1,104	1,313
Debt securities in issue	91,168	72,402
Liabilities arising from insurance contracts and participating investment contracts	98,874	103,413
Liabilities arising from non-participating investment contracts	13,853	15,447
Other liabilities	19,633
Retirement benefit obligations	245	358
Current tax liabilities	377
Other provisions	3,547	5,789
Subordinated liabilities	17,656	17,922	19,831
Total liabilities	747,399	763,230
Equity
Shareholders’ equity	43,434	42,360
Other equity instruments	6,491	5,355
Total equity excluding non-controlling interests	49,925
Non-controlling interests	274	237
Total equity	50,199	47,952	48,465	£ 46,980
Total equity and liabilities	797,598	811,182
Previously stated [member]
Assets
Cash and balances at central banks		58,521	47,452
Items in course of collection from banks		755
Financial assets at fair value through profit or loss		162,878
Derivative financial instruments		25,834
At amortised cost:
Loans and advances to banks		6,611	£ 26,902
Loans and advances to customers		472,498
Debt securities		3,643
Available-for-sale financial assets		42,098
Financial assets at fair value through other comprehensive income		42,098
Goodwill		2,310
Value of in-force business		4,839
Other intangible assets		2,835
Property, plant and equipment		12,727
Current tax recoverable		16
Deferred tax assets		2,284
Retirement benefit assets		723
Other assets		13,537
Total assets		812,109
Liabilities
Deposits from banks		29,804
Customer deposits		418,124
Items in course of transmission to banks		584
Financial liabilities at fair value through profit or loss		50,877
Derivative financial instruments		26,124
Notes in circulation		1,313
Debt securities in issue		72,450
Liabilities arising from insurance contracts and participating investment contracts		103,413
Liabilities arising from non-participating investment contracts		15,447
Other liabilities		20,730
Retirement benefit obligations		358
Current tax liabilities		274
Other provisions		5,546
Subordinated liabilities		17,922
Total liabilities		762,966
Equity
Shareholders’ equity		43,551
Other equity instruments		5,355
Total equity excluding non-controlling interests		48,906
Non-controlling interests		237
Total equity		49,143
Total equity and liabilities		812,109
Parent [member]
Assets
Cash and balances at central banks
Financial assets at fair value through profit or loss	588
Derivative financial instruments	256
At amortised cost:
Due from fellow Lloyds Banking Group undertakings	24,295
Current tax recoverable	76
Deferred tax assets	9
Investment in subsidiary undertakings, including assets held for sale	46,725
Other assets	955
Total assets	72,904
Liabilities
Due to fellow Lloyds Banking Group undertakings	51
Derivative financial instruments	209
Debt securities in issue	20,394
Other liabilities	1,082
Subordinated liabilities	6,043
Total liabilities	27,779
Equity
Shareholders’ equity	38,634
Other equity instruments	6,491
Total equity excluding non-controlling interests	45,125
Total equity	45,125
Total equity and liabilities	72,904
Parent [member] | Previously stated [member]
Assets
Derivative financial instruments		265
At amortised cost:
Due from fellow Lloyds Banking Group undertakings		14,698
Current tax recoverable		724
Deferred tax assets		22
Investment in subsidiary undertakings, including assets held for sale		44,863
Other assets		961
Total assets		61,533
Liabilities
Due to fellow Lloyds Banking Group undertakings		2,168
Derivative financial instruments		327
Debt securities in issue		10,886
Other liabilities		935
Subordinated liabilities		3,993
Total liabilities		18,309
Equity
Shareholders’ equity		37,869
Other equity instruments		5,355
Total equity excluding non-controlling interests		43,224
Total equity		43,224
Total equity and liabilities		61,533
Lloyds Bank [Member]
Assets
Cash and balances at central banks	37,632
Items in course of collection from banks	464
Financial assets at fair value through profit or loss	20,843
Derivative financial instruments	15,431
At amortised cost:
Loans and advances to banks	3,153
Loans and advances to customers	172,315
Debt securities	4,960
Due from fellow Lloyds Banking Group undertakings	173,475
Financial assets at fair value through other comprehensive income	23,208
Other intangible assets	2,062
Property, plant and equipment	2,940
Deferred tax assets	1,980
Retirement benefit assets	704
Investment in subsidiary undertakings, including assets held for sale	32,656
Other assets	849
Total assets	492,672
Liabilities
Deposits from banks	5,320
Customer deposits	229,402
Due to fellow Lloyds Banking Group undertakings	88,383
Items in course of transmission to banks	341
Financial liabilities at fair value through profit or loss	17,719
Derivative financial instruments	14,546
Debt securities in issue	70,556
Other liabilities	2,643
Retirement benefit obligations	121
Current tax liabilities	231
Other provisions	1,608
Subordinated liabilities	9,528
Total liabilities	440,398
Equity
Shareholders’ equity	49,057
Other equity instruments	3,217
Total equity excluding non-controlling interests	52,274
Total equity	52,274
Total equity and liabilities	492,672
Lloyds Bank [Member] | Previously stated [member]
Assets
Cash and balances at central banks		55,835
Items in course of collection from banks		490
Financial assets at fair value through profit or loss		43,977
Derivative financial instruments		26,764
At amortised cost:
Loans and advances to banks		3,611
Loans and advances to customers		170,804
Debt securities		3,182
Due from fellow Lloyds Banking Group undertakings		180,772
Available-for-sale financial assets		42,566
Other intangible assets		1,415
Property, plant and equipment		3,252
Deferred tax assets		1,995
Retirement benefit assets		673
Investment in subsidiary undertakings, including assets held for sale		40,500
Other assets		1,117
Total assets		576,953
Liabilities
Deposits from banks		7,538
Customer deposits		234,397
Due to fellow Lloyds Banking Group undertakings		112,769
Items in course of transmission to banks		304
Financial liabilities at fair value through profit or loss		51,045
Derivative financial instruments		28,267
Debt securities in issue		66,249
Other liabilities		3,425
Retirement benefit obligations		143
Current tax liabilities		105
Other provisions		2,593
Subordinated liabilities		9,341
Total liabilities		516,176
Equity
Shareholders’ equity		57,560
Other equity instruments		3,217
Total equity excluding non-controlling interests		60,777
Total equity		60,777
Total equity and liabilities		576,953
Subsidiaries [member]
Assets
Cash and balances at central banks	17,031
Items in course of collection from banks	183
Financial assets at fair value through profit or loss	139,339
Derivative financial instruments	26,872
At amortised cost:
Loans and advances to banks	3,105
Loans and advances to customers	312,388
Debt securities	271
Due from fellow Lloyds Banking Group undertakings	99,186
Financial assets at fair value through other comprehensive income	1,607
Goodwill	2,331
Value of in-force business	4,543
Other intangible assets	318
Property, plant and equipment	9,346
Current tax recoverable	227
Deferred tax assets	2,278
Retirement benefit assets	551
Other assets	11,366
Total assets	630,942
Liabilities
Deposits from banks	25,002
Customer deposits	188,735
Due to fellow Lloyds Banking Group undertakings	175,761
Items in course of transmission to banks	295
Financial liabilities at fair value through profit or loss	14,177
Derivative financial instruments	25,582
Notes in circulation	1,104
Debt securities in issue	30,102
Liabilities arising from insurance contracts and participating investment contracts	98,890
Liabilities arising from non-participating investment contracts	13,853
Other liabilities	18,793
Retirement benefit obligations	122
Current tax liabilities	639
Deferred tax liabilities	750
Other provisions	2,135
Subordinated liabilities	6,611
Total liabilities	602,551
Equity
Shareholders’ equity	25,530
Other equity instruments	2,587
Total equity excluding non-controlling interests	28,117
Non-controlling interests	274
Total equity	28,391
Total equity and liabilities	630,942
Subsidiaries [member] | Previously stated [member]
Assets
Cash and balances at central banks		2,686
Items in course of collection from banks		265
Financial assets at fair value through profit or loss		126,864
Derivative financial instruments		14,785
At amortised cost:
Loans and advances to banks		2,975
Loans and advances to customers		294,463
Debt securities		420
Due from fellow Lloyds Banking Group undertakings		119,914
Available-for-sale financial assets		1,582
Goodwill		2,332
Value of in-force business		4,590
Other intangible assets		345
Property, plant and equipment		9,526
Current tax recoverable		26
Deferred tax assets		2,285
Retirement benefit assets		69
Other assets		12,107
Total assets		595,234
Liabilities
Deposits from banks		22,268
Customer deposits		183,830
Due to fellow Lloyds Banking Group undertakings		179,952
Items in course of transmission to banks		280
Financial liabilities at fair value through profit or loss		53
Derivative financial instruments		13,510
Notes in circulation		1,313
Debt securities in issue		15,847
Liabilities arising from insurance contracts and participating investment contracts		103,434
Liabilities arising from non-participating investment contracts		15,447
Other liabilities		18,480
Retirement benefit obligations		134
Current tax liabilities		1,242
Deferred tax liabilities		779
Other provisions		2,865
Subordinated liabilities		8,288
Total liabilities		567,722
Equity
Shareholders’ equity		25,470
Other equity instruments		1,805
Total equity excluding non-controlling interests		27,275
Non-controlling interests		237
Total equity		27,512
Total equity and liabilities		595,234
Consolidation adjustments [Member]
Assets
Cash and balances at central banks
Financial assets at fair value through profit or loss	(2,241)
Derivative financial instruments	(18,964)
At amortised cost:
Loans and advances to banks	25
Loans and advances to customers	155
Debt securities	7
Due from fellow Lloyds Banking Group undertakings	(296,956)
Goodwill	(21)
Value of in-force business	219
Other intangible assets	967
Property, plant and equipment	14
Current tax recoverable	(298)
Deferred tax assets	(1,814)
Retirement benefit assets	12
Investment in subsidiary undertakings, including assets held for sale	(79,381)
Other assets	(644)
Total assets	(398,920)
Liabilities
Deposits from banks	(2)
Customer deposits	(71)
Due to fellow Lloyds Banking Group undertakings	(264,195)
Financial liabilities at fair value through profit or loss	(1,349)
Derivative financial instruments	(18,964)
Debt securities in issue	(29,884)
Liabilities arising from insurance contracts and participating investment contracts	(16)
Other liabilities	(2,885)
Retirement benefit obligations	2
Current tax liabilities	(493)
Deferred tax liabilities	(750)
Other provisions	(196)
Subordinated liabilities	(4,526)
Total liabilities	(323,329)
Equity
Shareholders’ equity	(69,787)
Other equity instruments	(5,804)
Total equity excluding non-controlling interests	(75,591)
Total equity	(75,591)
Total equity and liabilities	£ (398,920)
Consolidation adjustments [Member] | Previously stated [member]
Assets
Financial assets at fair value through profit or loss		(7,963)
Derivative financial instruments		(15,980)
At amortised cost:
Loans and advances to banks		25
Loans and advances to customers		7,231
Debt securities		41
Due from fellow Lloyds Banking Group undertakings		(315,384)
Available-for-sale financial assets		(2,050)
Goodwill		(22)
Value of in-force business		249
Other intangible assets		1,075
Property, plant and equipment		(51)
Current tax recoverable		(734)
Deferred tax assets		(2,018)
Retirement benefit assets		(19)
Investment in subsidiary undertakings, including assets held for sale		(85,363)
Other assets		(648)
Total assets		(421,611)
Liabilities
Deposits from banks		(2)
Customer deposits		(103)
Due to fellow Lloyds Banking Group undertakings		(294,889)
Financial liabilities at fair value through profit or loss		(221)
Derivative financial instruments		(15,980)
Debt securities in issue		(20,532)
Liabilities arising from insurance contracts and participating investment contracts		(21)
Other liabilities		(2,110)
Retirement benefit obligations		81
Current tax liabilities		(1,073)
Deferred tax liabilities		(779)
Other provisions		88
Subordinated liabilities		(3,700)
Total liabilities		(339,241)
Equity
Shareholders’ equity		(77,348)
Other equity instruments		(5,022)
Total equity excluding non-controlling interests		(82,370)
Total equity		(82,370)
Total equity and liabilities		£ (421,611)